Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - USD ($)		12 Months Ended
	Mar. 07, 2023	Mar. 31, 2023	Mar. 31, 2022
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Ownership percentage		51.00%
Equity shares percentage	51.00%
Consideration amount	$ 10,000,000
Revenues		$ 385,145	$ 16,305,533
Sri Sai Cable and Broadband Private Limieted [Member]
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Revenues		19,008,182
Profit		1,908,260
Capital investment		$ 7,500,000
Mr. Nimish Pandya [Member]
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Ownership percentage		49.00%
Equity shares percentage		2.00%